Pacer Military Times Best Employers ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.9%
Boeing Co.	171	$54,424
Lockheed Martin Corp.	169	72,352
		126,776
Airlines - 2.0%
Southwest Airlines Co.	1,146	63,007
Auto Manufacturers - 1.9%
General Motors Co.	1,835	61,271
Banks - 9.8%
Associated Banc-Corp.	3,082	61,424
Bank of America Corp.	1,983	65,102
Citigroup, Inc.	880	65,481
JPMorgan Chase & Co.	501	66,313
US Bancorp	1,101	58,595
		316,915
Beverages - 2.1%
Brown-Forman Corp. - Class B	974	65,881
Commercial Services - 6.3%
Booz Allen Hamilton Holding Corp.	908	70,860
United Rentals, Inc. (a)	432	58,618
Vectrus, Inc. (a)	1,297	72,308
		201,786
Computers - 6.6%
Accenture PLC - Class A	328	67,309
CACI International, Inc. - Class A (a)	276	73,813
Leidos Holdings, Inc.	727	73,042
		214,164
Diversified Financial Services - 3.9%
Capital One Financial Corp.	661	65,968
Charles Schwab Corp.	1,335	60,809
		126,777
Electric - 8.9%
Dominion Energy, Inc.	795	68,171
Exelon Corp.	1,488	70,814
Southern Co.	1,066	75,047
Xcel Energy, Inc.	1,075	74,379
		288,411
Environmental Control - 2.2%
Waste Management, Inc.	585	71,194
Food - 4.3%
Hormel Foods Corp.	1,484	70,134
Kellogg Co.	1,015	69,233
		139,367
Healthcare-Services - 4.3%
DaVita, Inc. (a)	921	73,560
Humana, Inc.	194	65,231
		138,791
Insurance - 8.4%
Marsh & McLennan Cos., Inc.	611	68,347
Progressive Corp.	905	73,024
Prudential Financial, Inc.	706	64,288
Travelers Cos., Inc.	483	63,573
		269,232
Internet - 4.3%
Amazon.com, Inc. (a)	37	74,323
CDW Corp.	489	63,790
		138,113
Lodging - 2.1%
Hilton Worldwide Holdings, Inc.	629	67,806
Media - 2.0%
Comcast Corp. - Class A	1,497	64,655
Miscellaneous Manufacturing - 4.4%
Eaton Corp. PLC	714	67,452
General Electric Co.	5,863	72,994
		140,446
Packaging & Containers - 1.9%
Sonoco Products Co.	1,092	62,397
Pharmaceuticals - 3.9%
CVS Health Corp.	878	59,546
Merck & Co., Inc.	758	64,763
		124,309
Retail - 4.1%
Home Depot, Inc.	300	68,430
Walmart, Inc.	555	63,542
		131,972
Software - 4.2%
Fiserv, Inc. (a)	568	67,370
ManTech International Corp. VA - Class A	852	68,399
		135,769
Telecommunications - 4.1%
AT&T, Inc.	1,768	66,512
Verizon Communications, Inc.	1,097	65,206
		131,718
Transportation - 4.1%
Union Pacific Corp.	375	67,283
Werner Enterprises, Inc.	1,797	66,237
		133,520
TOTAL COMMON STOCKS (Cost $2,846,010)		3,214,277

EXCHANGE TRADED FUNDS - 0.0% (b)
SPDR S&P 500 ETF Trust	5	1,609
TOTAL EXCHANGE TRADED FUNDS (Cost $1,604)		1,609

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.50% (c)	7,956	7,956
TOTAL SHORT-TERM INVESTMENTS (Cost $7,956)		7,956

Total Investments (Cost $2,855,570) - 99.9%		3,223,842
Other Assets in Excess of Liabilities - 0.1%		1,714
TOTAL NET ASSETS - 100.0%		$3,225,556

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05% .
(c)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,214,277	$ -	$ -	$ -	$ 3,214,277
Exchange Traded Funds	1,609	-	-	-	1,609
Short-Term Investments	7,956	-	-	-	$ 7,956
Total Investments in Securities	$ 3,223,842	$ -	$ -	$ -	$ 3,223,842

^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.